As Filed With The U.S. Securities And Exchange Commission On November 4, 2014

File No. 002-77048
File No. 811-03451

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 71 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 70

SEI DAILY INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)

(610) 676-1000

(Registrant’s Telephone Number, including Area Code)

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 71 to Registration Statement No. 002-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 4th day of November, 2014.

SEI DAILY INCOME TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*		Trustee	November 4, 2014
William M. Doran

*		Trustee	November 4, 2014
George J. Sullivan, Jr.

*		Trustee	November 4, 2014
Nina Lesavoy

*		Trustee	November 4, 2014
James M. Williams

*		Trustee	November 4, 2014
Mitchell A. Johnson

*		Trustee	November 4, 2014
Hubert L. Harris, Jr.

/s/ Robert A. Nesher		Trustee, President & Chief	November 4, 2014
Robert A. Nesher		Executive Officer

/s/ Peter A. Rodriguez		Controller & Chief	November 4, 2014
Peter A. Rodriguez		Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)